ACCOUNTS AND NOTES RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 4,707	$ 5,205
Less: allowance for doubtful accounts	(369)	(395)	$ (527)
Accounts receivable, net	4,338	4,810
Notes receivable	90	0
Total accounts and notes receivable	$ 4,428	$ 4,810